Derivative financial instruments and Short positions (Details 11) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative Financial Instruments
Financial Treasury Bills - LFT	R$ 20,960,140	R$ 18,269,122	R$ 31,305,549
National Treasury Bills - LTN	2,122,045	3,291,246	3,751,223
National Treasury Notes - NTN	4,988,403	10,904,676	7,725,538
Total	R$ 28,070,588	R$ 32,465,044	R$ 42,782,310